Stockholders' equity (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Vale and Vale P - 2012	Dec. 31, 2011 Vale and Vale P - 2012 Common stock	Dec. 31, 2011 Vale and Vale P - 2012 Preferred class A stock (including twelve golden shares)	Nov. 30, 2011 Vale - 2012	Sep. 30, 2011 Vale - 2012	Apr. 30, 2011 Vale - 2012	Jan. 31, 2011 Vale - 2012	Nov. 30, 2011 Vale P - 2012	Sep. 30, 2011 Vale P - 2012	Apr. 30, 2011 Vale P - 2012	Jan. 31, 2011 Vale P - 2012
Vale issued mandatory convertible notes
Mandatory convertible notes, date emission				July/2009
Mandatory convertible notes, date, Expiration				June/2012
Mandatory convertible notes value, gross				$ 942
Mandatory convertible notes value, net of charges				934
Mandatory convertible notes, coupon (as a percent)				6.75%
Funds linked to future mandatory conversion
Maximum amount of action (in shares)					18,415,859	47,284,800
Maximum amount of action, Value					293	649
Additional remuneration paid to holders of the mandatorily convertible notes (in dollars per share)							$ 1.657454	$ 1.806046	$ 0.985344	$ 0.462708	$ 1.917027	$ 2.088890	$ 1.139659	$ 0.535173
Maximum annual percentage of capital stock appropriation (as a percent)			20.00%
Undistributed retained earnings under Brazilian law	36,145
Additional minimum remuneration paid to holders of the mandatorily convertible notes	$ 4,141	$ 1,000
Annual net income appropriation (as a percent)	5.00%